Cover	Nov. 05, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2021
Entity File Number	1-40392
Entity Registrant Name	DT Midstream, Inc.
Entity Central Index Key	0001842022
Entity Tax Identification Number	38-2663964
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Woodward Ave.
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	(313)
Local Phone Number	402-8532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	DTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279